Voya Global High Dividend Low Volatility Fund Average Annual Total Returns - Class A C I R6 T and WP Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			11.85%	9.12%	8.18%
Performance Inception Date		Apr. 19, 1993
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.54%	8.31%	7.48%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.92%	7.08%	6.49%
Class A | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class A | MSCI World Value IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.79%	11.35%	9.23%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.79%	9.59%	8.17%
Performance Inception Date		Apr. 19, 1993
Class C | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class C | MSCI World Value IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.79%	11.35%	9.23%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.95%	10.69%	9.09%
Performance Inception Date		Sep. 06, 2006
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | MSCI World Value IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.79%	11.35%	9.23%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			18.97%	10.73%	9.11%
Performance Inception Date		Feb. 28, 2020
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class R6 | MSCI World Value IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.79%	11.35%	9.23%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			18.96%	10.69%	9.09%
Performance Inception Date		Jun. 01, 2009
Class W | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class W | MSCI World Value IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.79%	11.35%	9.23%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.